DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Suppliers	$ 78,215,143	$ 71,162,273
UT Suppliers	1,233,007	1,416,483
Customers (credit balances)	10,657	77,983
Related companies (Note 21)	20,997,152	28,270,790
Total	$ 100,455,959	$ 100,927,529